Derivative financial instruments - Hedged Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (8,839)	$ (6,976)
Interest rate hedge
Disclosure of detailed information about hedging instruments [line items]
Fair value	0	(644)
Copper and Zinc prices hedge
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ 8,839	$ (6,332)